Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage		400.00%	700.00%
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Amount		$ 237,799,838	$ 352,374,335
EBP, Subsequent Event [Text Block]
(i) Subsequent Events

Subsequent events have been evaluated through May 26, 2026, the date the financial statements were available to be issued.

In accordance with SECURE 2.0, effective January 1, 2026, participants eligible to make catch-up contributions whose FICA wages for 2025 exceeded $150,000, must make such catch-up contribution on a Roth (after-tax) basis.

The maximum automatic increase percentage was changed from 10% to 15% during the 2025 Plan year effective January 1, 2026.

On January 1, 2026, individuals who are employed by Whitebridge Pet Brands were eligible to participate in the Plan. Management is currently evaluating the impact of this event on the Plan’s financial statements and operations. The event is not expected to have a material adverse effect on the benefits provided to participants or the financial position of the Plan.

No other significant matters were identified for disclosure during this evaluation.

EBP, Expense [Policy Text Block]
(h) Expenses

Certain expenses of maintaining the Plan are paid using Plan forfeitures, or directly by the Company, in which case they are excluded from these financial statements. Expenses and fees with respect to certain individual transactions and services (e.g., loan initiation fees and participant elected professional management fees) are charged directly to participant accounts who elect them rather than to the Plan as a whole. Other fees, including audit fees, custodial and Trustee fees, investment management fees for Plan investment funds, and record keeping fees are charged against the investment funds’ assets on a pro rata basis and reduce investment returns.

EBP, Payment to Participant [Policy Text Block]		(g) Payment of Benefits Benefits are recorded when paid.
EBP, Note Receivable from Participant [Policy Text Block]
(f) Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Loan fees are paid by the participant, recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

EBP, Investment [Policy Text Block]
(e) Investments

The Plan’s investments are reported at fair value (see note 3 and 4), with the exception of the fully benefit-responsive investment contracts in the Investment Trust, which are reported at contract value (see note 5). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income and administrative expenses are recorded on the accrual basis. The cost of investment securities sold is determined on the weighted average cost. Deposits to and withdrawals from each fund by participating plans are made at fair value determined as of the end of the business day of the transaction.
The Plan accounts for certain changes in net assets as follows:

•Dividends and interest, net realized and unrealized appreciation (depreciation), and administrative expenses of the pooled funds are recognized by the Plan only as they are reflected in the Plan’s proportionate share of net increases (decreases) in the market value of the underlying Investment Trust investment accounts.

•Net realized appreciation (depreciation) is recognized by the Plan upon the sale of investment securities or portions thereof on the basis of weighted average cost to each investment manager’s portfolio.

EBP, Risk and Uncertainty [Policy Text Block]
(c) Risks and Uncertainties

The Plan provides for investment in a variety of investment funds. Investments in general are exposed to various risks, such as interest rate, credit, and overall market volatility. Market risks include global events such as a pandemic or international conflict which could impact the value of the investment funds. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of the investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

(d) Concentration of Market Risk

Included in investments at December 31, 2025 and 2024 are shares of the General Mills common stock of $237,799,838 and $352,374,335, respectively. This investment represents 4% and 7% of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the General Mills stock would significantly affect the net assets available for benefits.

EBP, Use of Estimate [Policy Text Block]
(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for participants and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates and assumptions.

EBP, Summary of Accounting Policy [Text Block]	Summary of Significant Accounting Policies
(a) Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

EBP, Participant Contribution, Automatic, Deferral Rate		8.00%
EBP, Note Receivable from Participant, Allowance for Credit Loss		$ 0
Maximum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate		1000.00%
Subsequent Event [Member] | Maximum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	15.00%